INCOME TAX EXPENSES (Schedule of Balances of Deferred Tax Asset (Liability)) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Balance of deferred tax asset (liability) in respect of
As at January 1		₪ 38		₪ 55		₪ 41
Charged to the income statement		(3)		(17)		13
Charged to other comprehensive income			[1]		[1]	1
Charged to retained earnings upon implementation of IFRS 16		6
As at December 31		41		38		55
Allowance for credit losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		43		45		45
Charged to the income statement		(4)		(2)			[1]
As at December 31		39		43		45
Provisions for employee rights [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		17		15		14
Charged to the income statement		1		2			[1]
Charged to other comprehensive income			[1]		[1]	1
As at December 31		18		17		15
Depreciable fixed assets and software [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		(19)		(27)		(35)
Charged to the income statement		8		8		8
As at December 31		(11)		(19)		(27)
Lease - Right-of-use assets [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1
Charged to the income statement		17
Charged to retained earnings upon implementation of IFRS 16		(151)
As at December 31		(134)
Leases liabilities [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1
Charged to the income statement		(15)
Charged to retained earnings upon implementation of IFRS 16		157
As at December 31		142
Intangibles, deferred expenses and carry forward losses [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		(8)		16		9
Charged to the income statement		(11)		(24)		7
As at December 31		(19)		(8)		16
Options granted to employees [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1		5		6		6
Charged to the income statement		1		(1)			[1]
As at December 31		6		5		6
Other [Member]
Balance of deferred tax asset (liability) in respect of
As at January 1			[1]		[1]	2
Charged to the income statement			[1]		[1]	(2)
As at December 31	[1]

[1]	Representing an amount of less than NIS 1 million.